Related Party Transactions Private placement (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Period after completion of initial business combination	30 days	30 days
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued	10,280,000	10,280,000
Price of warrants	$ 1.00	$ 1.00
Proceeds from sale of private placement warrants	$ 10.3	$ 10.3
Exercise price of warrant	$ 11.50	$ 11.50